Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31.
	2022	2021	2020
Numerator:
Net income	$1,415,745	$1,669,357	$1,688,859
Denominator:
Weighted-average shares used in computing basic and diluted net income per share	10,987,679	10,987,679	10,987,679
Net income per share of ordinary shares: -basic and diluted	$0.13	$0.15	$0.15